Loss per share	9 Months Ended
Sep. 30, 2024
Loss per share
Loss per share

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

11.Loss per share

The following table sets forth basic and diluted net loss per common share computational data (in thousands, except per share data):

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023

Loss attributable to equity holders ($’000)*	(205,703)	(268,804)	(1,887,267)	(1,531,355)
Less: allocation of loss to non‑controlling interests ($’000)	(1,560)	(1,974)	(8,727)	(8,334)
Loss attributable to IHS common shareholders ($’000)*	(204,143)	(266,830)	(1,878,540)	(1,523,021)

Basic weighted average shares outstanding (‘000)	333,151	334,046	332,948	333,388
Potentially dilutive securities (‘000)	2,880	1,811	1,628	2,079
Potentially dilutive weighted average common shares outstanding (‘000)	336,031	335,857	334,576	335,467

Loss per share:
Basic loss per share ($)*	(0.61)	(0.80)	(5.64)	(4.57)
Diluted loss per share ($)*	(0.61)	(0.80)	(5.64)	(4.57)

*Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).

Potentially dilutive securities include share-based compensation options, but for the three and nine months ended September 30, 2024, and the three and nine months ended September 30, 2023, these securities were anti-dilutive and thus do not impact diluted loss per share.